Associates and Joint Ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	£ 34,099	£ 33,754	£ 30,821
Share of after-tax losses	6,388	5,268	4,046
Share of other comprehensive income	970	(1,567)	254
Share of total comprehensive income/(expense)	7,358	3,701	4,300
Other associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	0	32	242
Share of after-tax losses	(8)	(5)	(2)
Share of other comprehensive income	53	1
Share of total comprehensive income/(expense)	£ 45	£ (5)	£ (2)